Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Benefit (Provision) for Income Taxes

The following summarizes the benefit (provision) for income taxes (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current
Interest on uncertain tax positions	$—	$75	$108
Federal	—	347	101,810
State	(10)	(10)	(10)

	$(10)	$412	$101,908

Difference in Income Taxes from Amounts Computed by Applying Federal Statutory Rates Recorded

Income taxes differ from the amounts computed by applying the applicable federal statutory rates due to the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Benefit for federal income taxes at the statutory rate	$67,662	$48,019	$42,852
Provision for state income taxes, net of federal income tax benefits	(6)	(6)	(6)
Valuation allowance	(66,265)	(47,949)	60,015
Nondeductible items-reorganization costs	(1,379)	—	—
Nondeductible items-other	(22)	—	—
Other	—	348	(953)

	$(10)	$412	$101,908

Summary of Temporary Differences Giving Rise to Deferred Income Taxes

Temporary differences giving rise to deferred income taxes consist of the following (in thousands):

	December 31,
	2011	2010
Deferred tax assets
Reserves deducted for financial reporting purposes not allowable for tax purpose	$102,216	$52,539
Compensation deductible for tax purposes when paid	970	586
State income tax provisions deductible when paid for federal tax purposes	3	3
Effect of book/tax differences for joint ventures	1,563	2,046
Effect of book/tax differences for capped interest/G&A	891	—
Other	318	320
AMT credit carryover	2,698	2,698
Net operating loss	99,586	76,374
Valuation allowance	(202,322)	(125,773)

	5,923	8,793
Deferred tax liabilities
Effect of book/tax differences for joint ventures	(5,923)	(6,027)
Effect of book/tax differences for capped interest/G&A	—	(2,766)

	(5,923)	(8,793)

	$—	$—